Quarterly Report
March 31, 2020
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace – 1.0%
CACI International, Inc., “A” (a)	1,946	$410,898
Apparel Manufacturers – 1.6%
PVH Corp.	5,471	$205,928
Skechers USA, Inc., “A” (a)	18,819	446,763
		$652,691
Automotive – 2.9%
LKQ Corp. (a)	25,750	$528,133
Methode Electronics, Inc.	9,931	262,476
Stoneridge, Inc. (a)	9,188	153,899
Visteon Corp. (a)	5,413	259,716
		$1,204,224
Brokerage & Asset Managers – 1.2%
TMX Group Ltd.	6,399	$476,390
Business Services – 1.0%
BrightView Holdings, Inc. (a)	24,286	$268,603
PRA Group, Inc. (a)	5,001	138,628
		$407,231
Computer Software – 0.7%
8x8, Inc. (a)	21,021	$291,351
Computer Software - Systems – 1.3%
Verint Systems, Inc. (a)	12,623	$542,789
Construction – 2.3%
GMS, Inc. (a)	12,900	$202,917
Owens Corning	9,910	384,607
Toll Brothers, Inc.	18,523	356,568
		$944,092
Consumer Products – 2.8%
Energizer Holdings, Inc.	9,459	$286,135
Newell Brands, Inc.	36,276	481,745
Prestige Brands Holdings, Inc. (a)	10,128	371,495
		$1,139,375
Consumer Services – 1.5%
Grand Canyon Education, Inc. (a)	5,801	$442,529
Regis Corp. (a)	27,626	163,270
		$605,799
Containers – 4.0%
Berry Global Group, Inc. (a)	14,280	$481,379
Graphic Packaging Holding Co.	66,676	813,447
Silgan Holdings, Inc.	12,708	368,786
		$1,663,612
Electrical Equipment – 3.5%
HD Supply Holdings, Inc. (a)	17,086	$485,755
Littlefuse, Inc.	2,199	293,391
TriMas Corp. (a)	19,873	459,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	8,968	$204,919
		$1,443,131
Electronics – 1.9%
nLIGHT, Inc. (a)	22,004	$230,822
Plexus Corp. (a)	10,085	550,237
		$781,059
Energy - Independent – 0.6%
Magnolia Oil & Gas Corp., “A” (a)	26,571	$106,284
WPX Energy, Inc. (a)	50,509	154,052
		$260,336
Engineering - Construction – 4.7%
Construction Partners, Inc., “A” (a)	20,779	$350,957
KBR, Inc.	46,249	956,429
Quanta Services, Inc.	20,234	642,025
		$1,949,411
Entertainment – 1.1%
IMAX Corp. (a)	31,760	$287,428
Six Flags Entertainment Corp.	14,598	183,059
		$470,487
Food & Beverages – 3.5%
Hostess Brands, Inc. (a)	37,789	$402,831
Nomad Foods Ltd. (a)	35,250	654,240
Sanderson Farms, Inc.	3,039	374,769
		$1,431,840
Gaming & Lodging – 0.6%
Wyndham Hotels & Resorts, Inc.	7,162	$225,675
Insurance – 3.1%
CNO Financial Group, Inc.	29,700	$367,983
Everest Re Group Ltd.	1,291	248,414
Hanover Insurance Group, Inc.	3,015	273,099
Third Point Reinsurance Ltd. (a)	49,353	365,706
		$1,255,202
Internet – 0.8%
Stamps.com, Inc. (a)	2,602	$338,468
Leisure & Toys – 1.1%
Brunswick Corp.	10,523	$372,199
Funko, Inc., “A” (a)	18,761	74,856
		$447,055
Machinery & Tools – 3.8%
AGCO Corp.	7,745	$365,951
Enerpac Tool Group Corp.	14,149	234,166
ITT, Inc.	3,517	159,531
Kennametal, Inc.	21,562	401,485
Regal Beloit Corp.	6,502	409,301
		$1,570,434
Major Banks – 1.1%
TCF Financial Corp.	19,932	$451,659

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.4%
HMS Holdings Corp. (a)	7,359	$185,962
Premier, Inc., “A” (a)	23,929	782,957
		$968,919
Medical Equipment – 0.3%
Envista Holdings Corp. (a)	9,604	$143,484
Natural Gas - Distribution – 3.3%
New Jersey Resources Corp.	19,283	$655,043
South Jersey Industries, Inc.	27,293	682,325
		$1,337,368
Natural Gas - Pipeline – 0.4%
Plains GP Holdings LP	30,062	$168,648
Oil Services – 2.0%
Apergy Corp. (a)	6,656	$38,272
Frank's International N.V. (a)	108,877	281,991
Helmerich & Payne	6,360	99,534
NOW, Inc. (a)	39,524	203,944
Patterson-UTI Energy, Inc.	80,250	188,588
		$812,329
Other Banks & Diversified Financials – 19.5%
Air Lease Corp.	13,742	$304,248
Bank of Hawaii Corp.	7,804	431,093
Brookline Bancorp, Inc.	39,910	450,185
Cathay General Bancorp, Inc.	19,572	449,177
Cullen/Frost Bankers, Inc.	6,613	368,939
CVB Financial Corp.	11,779	236,169
Element Fleet Management Corp.	76,663	488,098
Encore Capital Group, Inc. (a)	13,986	326,993
First Hawaiian, Inc.	32,953	544,713
Hanmi Financial Corp.	25,346	275,004
Lakeland Financial Corp.	16,108	591,969
PAE, Inc. (a)	84,136	546,043
Prosperity Bancshares, Inc.	9,914	478,351
Sandy Spring Bancorp, Inc.	7,849	177,701
Signature Bank	6,191	497,694
SLM Corp.	44,216	317,913
Textainer Group Holdings Ltd. (a)	31,174	256,250
UMB Financial Corp.	12,445	577,199
Umpqua Holdings Corp.	28,090	306,181
Wintrust Financial Corp.	11,802	387,814
		$8,011,734
Pharmaceuticals – 0.2%
Genomma Lab Internacional S.A., “B” (a)	127,599	$101,498
Pollution Control – 0.6%
Stericycle, Inc. (a)	4,901	$238,091
Real Estate – 10.5%
Brixmor Property Group, Inc., REIT	23,438	$222,661
Corporate Office Properties Trust, REIT	26,225	580,359
Equity Commonwealth, REIT	20,297	643,618
Industrial Logistics Properties Trust, REIT	34,239	600,552
Invesco Mortgage Capital, Inc., REIT	28,905	98,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Lexington Realty Trust, REIT	40,834	$405,482
Life Storage, Inc., REIT	4,527	428,028
Office Properties Income Trust, REIT	19,704	536,934
Spirit Realty Capital, Inc., REIT	9,777	255,669
STAG Industrial, Inc., REIT	15,797	355,748
Two Harbors Investment Corp., REIT	47,874	182,400
		$4,310,017
Specialty Chemicals – 4.9%
Axalta Coating Systems Ltd. (a)	13,476	$232,731
Compass Minerals International, Inc.	8,221	316,262
Element Solutions, Inc. (a)	64,525	539,429
Ferro Corp. (a)	47,614	445,667
Ferroglobe PLC (a)	48,020	21,849
Univar Solutions, Inc. (a)	40,866	438,083
		$1,994,021
Specialty Stores – 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	10,084	$256,839
Urban Outfitters, Inc. (a)	26,025	370,596
Zumiez, Inc. (a)	17,528	303,585
		$931,020
Trucking – 1.4%
Schneider National, Inc.	30,726	$594,241
Utilities - Electric Power – 4.0%
Black Hills Corp.	12,319	$788,785
Portland General Electric Co.	18,153	870,255
		$1,659,040
Total Common Stocks		$40,233,619
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.28% (v)	541,765	$541,874

Other Assets, Less Liabilities – 0.8%		319,572
Net Assets – 100.0%		$41,095,065
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $541,874 and $40,233,619, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$40,233,619	$—	$—	$40,233,619
Mutual Funds	541,874	—	—	541,874
Total	$40,775,493	$—	$—	$40,775,493
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$954,852	$11,516,956	$11,930,193	$259	$—	$541,874

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,154	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.